Stockholders' Equity (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 12, 2019	Aug. 02, 2019	Jan. 07, 2019	Aug. 31, 2019	Jul. 31, 2019	May 31, 2019	Oct. 31, 2019	Jul. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Dec. 01, 2018	Nov. 30, 2018	Oct. 26, 2018	Mar. 27, 2017	Feb. 09, 2017	Jan. 18, 2017
Common stock issued					62,290,940		44,336,023	62,290,940		62,290,940	22,430,121			4,830,000		2,179,989	1,117,011
Acquisition in HDS																	51.00%
Shares of common stock, obligated to issue																	4,830,000
Common stock issued as "make-whole payments" on conversions of preferred stock							286,377
Common stock payable, Shares							296,793			1,238,517
Common stock payable, Amount							$ 215,793			$ 1,123,188
Net (loss) attributable to noncontrolling interests							(186,602)		$ (88,256)	(1,665,387)	$ (385,400)
Investment in subsidiary by noncontrolling interest							0		$ 91,027	0	327,593
Non-controlling interest			$ (9,870,762)		$ 16,974,439		$ 14,800,447	$ 16,974,439		16,974,439	$ (5,576,272)
Common stock issued for conversion debt, Shares					1,920,376		1,164,190
Common stock issued for conversion debt, Value					$ 4,350,571		$ 1,736,900			18,406,684
Stock issued for conversion of note payable, Shares								30,000
Stock issued for conversion of note payable, Value								$ 53,000
Fair value					$ 69,000			$ 69,000		$ 69,000
Cancellation of common stock	20,375,900
Common stock, shares outstanding					62,290,940		44,336,023	62,290,940		62,290,940	22,430,121
Remain To Be Issued
Common stock issued					588,658			588,658		588,658	302,614
Series H Convertible Preferred Stock
Common stock issued upon conversion of preferred stock					25,200,000			25,200,000		25,200,000
Convertible preferred stock, shares authorized					109,000			109,000		109,000	109,000
Convertible preferred stock, par value (in dollars per share)					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued					0			0		0	63,000				63,000
Convertible preferred stock shares issued value					$ 0			$ 0		$ 0	$ 3				$ 3,000,000
Series I Convertible Preferred Stock
Convertible preferred stock, shares authorized					6,000			6,000		6,000	6,000
Convertible preferred stock, par value (in dollars per share)					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued					0			0		0	16,590
Convertible preferred stock shares issued value					$ 0			$ 0		$ 0	$ 1
Olaregen Series A Preferred Stock [Member]
Convertible preferred stock, shares authorized					592,683			592,683		592,683	0
Convertible preferred stock, par value (in dollars per share)					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued					592,683			592,683		592,683	0
Convertible preferred stock shares issued value
Regentys Series A Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, shares authorized					2,793,192			2,793,192		2,793,192	2,793,192
Convertible preferred stock, par value (in dollars per share)					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock shares issued value
NGDx
Non-controlling interest					$ 5,576,272			$ 5,576,272		5,576,272	$ 0
Hema Diagnostic Systems, LLC
Net (loss) attributable to noncontrolling interests										(122,692)
Investment in subsidiary by noncontrolling interest										$ 133,679
B-H Sanford, LLC
Common stock issued upon conversion of preferred stock												25,200,000
Salvo
Common stock issued upon conversion of preferred stock													3,354,645
Moscato
Common stock issued upon conversion of preferred stock													3,276,000
Olaregen
LOI Terms			Pursuant to the Company’s acquisition of Olaregen on January 7, 2019 to acquire a 51% interest, the Company was issued 3,282,632 shares of Olaregen common stock. In May 2019, the Company issued 4,000,000 shares of common stock and a $2 million note payable for the acquisition of 592,683 shares of Series A Preferred Stock of Olaregen pursuant to a Stock Purchase Agreement entered into January 14, 2019 subject to the approval of the Board of Directors of Olaregen and consummated on May 10, 2019. On August 16, 2019, the Company entered into a Share Exchange Agreement to purchase an additional 900,000 shares of common stock in Olaregen from other shareholders of Olaregen in exchange for 1,905,912 shares of Generex common stock and 476,478 shares of Antigen common stock. In September 2019, the Company converted all of the Series A Preferred Stock of Olaregen into common stock of Olaregen.
Common stock, shares outstanding							6,236,390
Preferred stock, shares outstanding							0
Non-controlling interest							1,461,075
Percentage of non-controlling interest							23.43%
Regentys
LOI Terms			Pursuant to the Company’s acquisition of Regentys on January 7, 2019 to acquire a 51% interest, the Company was issued 12,048,161 shares of Regentys common stock. As of October 31, 2019, Regentys had a total of 18,623,278 shares of common stock and 2,793,192 Series A voting preferred stock for a total of 21,416,470 total voting shares outstanding. As such, there are 9,368,309 of shares that belong to non-controlling interest shareholders which represents a 43.74% non-controlling interest.
Post Reverse Stock Split
Common stock issued																	4,830,000
Net Purchase Price
Common stock issued																	5,947,431
After Closing
Common stock issued																	420
At Closing
Common stock issued																	1,117,011
Medisource
Common stock issued for acquisition				400,000
Stock Price				$ 2.50
Pantheon [Member]
Common stock issued for acquisition		560,000		560,000
Stock Price				$ 2.50
Stock Purchase Agreement | Olaregen
Common stock issued for acquisition						4,000,000
Notes payable for acquisition						$ 2,000,000
Number of Preferred Stock						592,682